March 3, 2011	Alex Binkley

BY ELECTRONIC SUBMISSION	+1 212 937 7325(t)
Securities and Exchange Commission	+1 212 230 8888(f) alex.binkley@wilmerhale.com
100 F Street, N.E.
Washington, DC 20549

Achillion Pharmaceuticals, Inc.

Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Achillion Pharmaceuticals, Inc. (the “Company”) is a Registration Statement on Form S-3 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of up to $100,000,000 of common stock, preferred stock and warrants to purchase common stock and preferred stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. On March 1, 2011, in anticipation of this filing, the Company caused the filing fee of $8,287.00 to be wire transferred to the Commission’s account at the US Bank of St. Louis, Missouri. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes a total of $28,628,000.00 of unsold securities that had previously been registered under the Company’s registration statement on Form S-3 initially filed on October 2, 2009, file number 333-162306 (the “Prior Registration Statement”). The Prior Registration Statement registered securities for a maximum offering price of $50,000,000. Accordingly, the amount of the registration fee has been calculated based on the proposed maximum offering price of the additional $71,372,000.00 of securities registered on this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Acceleration requests may be made orally, and the Company has authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned at 212-937-7325 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Alex Binkley
Alex Binkley

Wilmer Cutler Pickering Hale and Dorr LLP, 399 Park Avenue, New York, New York 10022

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